Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 35,296	$ 5,410	¥ 18,203
Less: accumulated amortization	(18,723)	(2,870)	(10,775)
Intangible assets, net	16,573	2,540	7,428
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,020	1,076	7,041
Less: accumulated amortization	(3,035)	(465)	(2,309)
Purchased Software and Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	20,807	3,189	6,564
Less: accumulated amortization	(10,268)	(1,574)	(5,128)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,469	1,145	4,598
Less: accumulated amortization	¥ (5,420)	$ (831)	¥ (3,338)